RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 16:-	RELATED PARTY BALANCES AND TRANSACTIONS

As of December 31, 2025 and 2024, the Company had no related parties. Accordingly, the Company had no related party transactions during the years then ended.